Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Balances with Related Parties [Line Items]
Loan to related parties, net		$ 4,291,215	$ 4,001,174
Fashion Focus Manufacturing Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due from related parties, net	72,033	1,053,708	2,053,318
Loan to related parties, net			54,970
Merit Focus Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Loan to related parties, net		$ 4,291,215	$ 3,946,204